Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	Dec. 31, 2023	Dec. 31, 2022
States and Multilateral development banks
Risk information
Percentage of liquidity investments	45.00%	46.00%
Local governments
Risk information
Percentage of liquidity investments	29.00%	37.00%
Covered bonds
Risk information
Percentage of liquidity investments	22.00%	16.00%
Financial institutions
Risk information
Percentage of liquidity investments	3.00%	1.00%